SCHEDULE OF BANK BORROWINGS (Details) - SGD ($)	6 Months Ended
	Dec. 31, 2024	Jun. 30, 2024
Short-Term Debt [Line Items]
Long term debt	$ 634,773	$ 1,079,599
Within 12 months	573,161	756,182
Over 1 year	$ 61,612	323,417
Minimum [Member]
Short-Term Debt [Line Items]
Debt instrument term	150 days
Maximum [Member]
Short-Term Debt [Line Items]
Debt instrument term	5 days
Term Loans [Member]
Short-Term Debt [Line Items]
Long term debt	$ 634,773	$ 943,784
Debt instrument term	5 years
Term Loans [Member] | Minimum [Member]
Short-Term Debt [Line Items]
Annual interest rate	2.50%	2.50%
Term Loans [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Annual interest rate	3.25%	3.25%
Trust Receipts [Member]
Short-Term Debt [Line Items]
Long term debt		$ 135,815
Debt instrument term	150 days
Annual interest rate	6.20%	6.20%
Trust Receipts [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Annual interest rate	6.20%	6.20%